Ordinary Shares	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Ordinary Shares
12. ORDINARY SHARES
As of December 31, 2020, the Company’s authorized ordinary shares were 38,572,025 with par value of US$0.05 per share. The number of ordinary shares issued and outstanding was 9,495,844.
On July 11, 2021, the board of directors resolved to approve the exercise of 1,587,086 share options (See Note 13). The number of ordinary shares issued and outstanding was 11,082,930 as of December 31, 2021.
In February 2022, the Company issued 26,738 ordinary shares to the Group’s former chief financial officer at the consideration of US$2. The former chief financial officer terminated his service in the Group in January 2022, the ordinary shares were granted as the compensation for his past service to the Group. Fair value of these shares was determined using the income approach and equity allocation method on the issuance date. The share-based compensation
expenses of nil
, nil
and US$199
were recorded in general and administrative expenses in the consolidated statement of comprehensive income for the year ended December 31, 2020, 2021 and 2022.
In July 2021, the Company established Dongsi Tou Tiao Trust and Dongsi Er Tiao Trust, which are collectively referred to as the Equity Incentive Trusts, under their respective trust deeds dated in July 2021. Dongsi Tou Tiao Trust and Dongsi Er Tiao Trust controls and manages the British Virgin Islands incorporated entities, Dongsi Tou Tiao Limited and Dongsi Er Tiao Limited, respectively, which are collectively referred to as the Trust Holdcos. In February 2022, the Company issued 4,765,903 ordinary shares to the Trust Holdcos, for the purpose of issuing ordinary shares to the grantees upon the exercise of 210,898 restricted shares and 4,555,005 share options. The ordinary shares issued to the Trust Holdcos were accounted for as treasury shares of the Company upon issuance. The Trust Holdcos do not hold any other assets or liabilities as of December 31, 2022, nor earn any income nor incur any expenses for the year then ended. During the year ended December 31, 2022 with the consummation of the IPO, 141,864 restricted shares were released from restriction for the satisfaction of vesting condition (see Note 13 for details). The related par value with immaterial amount was deducted from treasury shares and transferred to additional paid-in capital.
In July 2022, the Company’s board of directors resolved to adopt a dual-class voting structure that will become effective immediately prior to the completion of its IPO. Holders of Class A ordinary shares and holders of Class B ordinary shares will have the same rights, except for voting and conversion rights. In respect of matters requiring a shareholder’s vote, each Class A ordinary share will be entitled to one vote and each Class B ordinary share will be entitled to ten votes.
Upon completion of the IPO, the Class B ordinary Shares will be held only by Mr. Larry Lei Wu and his vehicles, namely Ji Xiang Hu Tong Holdings Limited and Talent Boom Group Limited. All other shareholders will hold only Class A ordinary shares. Each Class B ordinary share was stipulated to be convertible into one Class A ordinary share at any time, by the holder thereof. However, Class A ordinary shares were not entitled to be convertible into Class B ordinary shares at any time, under any circumstances.
In August 2022, the Company completed its IPO on the Nasdaq Global Market, or Nasdaq, under the symbol “GCT”. Upon the completion of the IPO:

a.
The dual-class voting structure has become effective. 1,571,043 Series B redeemable convertible preferred shares (“Preferred Shares”) which were beneficially owned by Mr. Larry Lei Wu, the founder, chairman of board of directors and chief executive officer of the Company were converted to Class B ordinary shares at a par value of US$0.05 per share on a one-for-one-basis.
7,755,689 ordinary shares issued and held by Mr. Larry Lei Wu and his vehicles were redesignated as Class B ordinary shares.

b.
The Series B Preferred Shares held by investors other than Mr. Larry Lei Wu and all other series of Preferred Shares (including 3,999,709 Series E Preferred Shares which were recorded as mezzanine equity) with the aggregated 19,856,932 shares were converted to Class A ordinary shares at a par value of US$0.05 per share on a one-for-one-basis.
8,119,882 ordinary shares issued and held by shareholders other than Mr
.
Larry Lei Wu and his vehicles were redesignated as Class A ordinary shares.

c.
The Company issued 3,381,000 Class A ordinary shares (including 441,000 Class A ordinary shares issued to the underwriter by exercising its over allotment option) at an issuance price of US$12.25 per share for net proceeds of US$33.4 million, after deducting underwriting commissions and other offering expenses in the aggregated amount of US$8.0 million.